Unaudited Condensed Combined and Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Subscription receivable	Additional Paid in Capital	Retained Earnings	Non- controlling interest	Total
Balance at Jun. 30, 2023		$ 2,450		$ 28,503	$ 17,923,335		$ 17,954,288
Balance (in Shares) at Jun. 30, 2023	[1]	24,499,999
Dividends to shareholders					(11,600,000)		(11,600,000)
Net income					1,585,367		1,585,367
Balance at Dec. 31, 2023		$ 2,450		28,503	7,908,702		7,939,655
Balance (in Shares) at Dec. 31, 2023	[1]	24,499,999
Balance at Jun. 30, 2024		$ 2,500	(1,350,000)	3,016,900	9,263,403		10,932,803
Balance (in Shares) at Jun. 30, 2024	[1]	25,000,001
Collection of subscription receivable			1,350,000				1,350,000
Net income					895,932		895,932
Balance at Dec. 31, 2024		$ 2,500		$ 3,016,900	$ 10,159,335		$ 13,178,735
Balance (in Shares) at Dec. 31, 2024	[1]	25,000,001

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.